Temporary Equity and Stockholders' Deficiency (Details Narrative) - USD ($)											2 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 05, 2019	Jul. 23, 2019	Jul. 08, 2019	May 13, 2019	Mar. 27, 2019	Mar. 13, 2019	Feb. 08, 2019	Jan. 31, 2019	Mar. 31, 2017	Jan. 07, 2017	Aug. 30, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2018
Common stock issued in satisfaction of dividends payable, shares																		378,193
Shares issued price per share									$ 1.09	$ 2.00						$ 0.70		$ 0.70
Common stock issued in satisifaction of dividends payable																		$ 264,273
Cash dividends paid																		$ 129,202
Common stock issued under 401(k) profit sharing plan, shares									67,770
Number of shares issued during period										25,000
Foreign currency translation adjustments												$ 365,350			$ (325)				$ 730,767	$ (1,195,491)	$ (2,314,409)	$ (336,568)
Risk free interest rate																			2.43%		2.96%	2.06%
Expected volatility																			52.00%	44.00%	43.53%	42.30%
Expected dividends																			0.00%	0.00%	0.00%	0.00%
Weighted average estimated fair value of stock options granted																			$ 0.13	$ 0.27
Share based compensation												105,178			$ 177,105				$ 331,680	$ 565,436		$ 1,105
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options												$ 1,244,824							$ 1,244,824
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition																			2 years 11 months 4 days
2018 Equity Incentive Plan [Member]
Number of shares available for grants																							8,000,000
2018 Stock Options Plan [Member]
Number of stock options to purchase of shares granted	100,000		3,139,890					1,350,000											6,570,000
Options exercise price	$ 0.55		$ 0.385
Vesting percentage	25.00%		25.00%
Stock option vesting period	3 years		3 years
Options granted aggregate grant date fair value	$ 6,280
Risk free interest rate	1.81%
Expected term (years)	3 years 9 months
Expected volatility	32.00%
Expected dividends	0.00%
Stock options term								5 years											4 years 2 months 12 days
2008 Stock Options Plan [Member]
Number of option canceled				3,139,890
Minimum [Member]
Expected term (years)																			3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 6 months
Minimum [Member] | 2008 Stock Options Plan [Member]
Option exercisable per share				$ 2.20
Maximum [Member]
Expected term (years)																			5 years	5 years	5 years	4 years 6 months
Maximum [Member] | 2008 Stock Options Plan [Member]
Option exercisable per share				$ 2.48
Warrant Holder [Member]
Number of warrants canceled		364,639
Warrant Holder [Member] | Minimum [Member]
Warrants exercise price		$ 2.00
Warrant Holder [Member] | Maximum [Member]
Warrants exercise price		$ 2.50
Accredited Investor [Member]
Shares issued price per share											$ 0.35		$ 0.35
Number of shares issued during period											4,719,025		6,071,428
Number of shares issued during period, values											$ 1,651,659		$ 2,125,000
Number of shares issued upon conversion													83,587
Certain Noteholder [Member]
Number of shares issued upon conversion																			144,882
President & CEO [Member]
Number of option canceled				2,109,890
President & CEO [Member] | 2018 Stock Options Plan [Member]
Number of stock options to purchase of shares granted			2,209,890
President & CEO [Member] | Warrant Holder [Member]
Number of warrants canceled		151,383
Employees [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options to purchase of shares granted								1,100,000
Options granted aggregate grant date fair value								$ 200,092
Members of Board of Directors [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options to purchase of shares granted								100,000
Consultants [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options to purchase of shares granted								150,000
Options exercise price								$ 0.385
Vesting percentage								25.00%
CFO [Member]
Number of option canceled				150,000
CFO [Member] | 2018 Stock Options Plan [Member]
Number of stock options to purchase of shares granted			155,000
Board of Directors [Member]
Shares issued price per share																					$ 0.70
Dividends payable																					$ 85,945
Board of Directors [Member] | 2018 Stock Options Plan [Member]
Number of stock options to purchase of shares granted			150,000
Board of Directors [Member] | 2018 Stock Options Plan [Member] | Gaucho Group, Inc [Member]
Number of stock options to purchase of shares granted	100,000
Vesting percentage	25.00%
Stock option vesting period	3 years
Option exercise price	$ 0.55
Common Stock [Member]
Shares issued price per share						$ 0.35
Sale of common stock					2,527,857		2,527,857
Gross proceeds common stock					$ 884,750		$ 884,750
Common stock issued under 401(k) profit sharing plan, shares						181,185								181,185			116,284				116,284	67,770
Number of shares issued during period																						22,500
Number of shares issued upon conversion
Series B Preferred Stock [Member]
Preferred stock dividend rate																			8.00%		8.00%
Liquidation value per share												$ 10							$ 10		$ 10
8% dividends earned preferred stock												$ 181,746				$ 181,746			$ 539,311	$ 539,311
Dividend declared																				$ 474,719
Shares issued price per share																					$ 10.00
Dividends payable												$ 85,223							85,223
Preferred stock, amount of cumulative dividends in arrears																			$ 1,082,615		$ 546,335	$ 284,564
Gross proceeds common stock																					$ 7,759,500